Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	$ (13,914)		$ 20,002	[1]
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	7,438		10,115	[2]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	585		2,034	[1]
Foreign Exchange Contracts [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	(13,914)		20,002	[1]
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	7,438
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	585
Foreign Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	461		751	[1]
Other [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	10,115	[2]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income			$ 2,034	[1]

[1]	Presented as part of financial expenses
[2]	Presented as part of revenues/cost of sales